UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-23090

Oppenheimer Small Cap Value Fund

(Exact name of registrant as specified in charter)

6803 South Tucson Way, Centennial, Colorado 80112-3924

(Address of principal executive offices) (Zip code)

Cynthia Lo Bessette

OFI Global Asset Management, Inc.

225 Liberty Street, New York, New York 10281-1008

(Name and address of agent for service)

Registrant’s telephone number, including area code: (303) 768-3200

Date of fiscal year end: April 30

Date of reporting period: 7/31/2017

Item 1. Schedule of Investments.

STATEMENT OF INVESTMENTS July 31, 2017 Unaudited

	Shares	Value

Common Stocks—97.8%

Consumer Discretionary—11.5%

Automobiles—1.3%
Thor Industries, Inc.	3,880	$408,758

Diversified Consumer Services—0.8%
K12, Inc.[1]	13,302	235,578

Hotels, Restaurants & Leisure—4.8%
Amaya, Inc.[1]	18,329	324,423

Del Taco Restaurants, Inc.[1]	25,293	331,086

Extended Stay America, Inc.	25,130	496,820

SeaWorld Entertainment, Inc.	24,014	369,335

		1,521,664

Household Durables—1.0%
Helen of Troy Ltd.[1]	3,249	327,337

Leisure Products—0.7%
Nautilus, Inc.[1]	13,117	230,859

Media—2.2%
Gray Television, Inc.[1]	28,064	418,154

Sinclair Broadcast Group, Inc., Cl. A	7,799	281,154

		699,308

Textiles, Apparel & Luxury Goods—0.7%
Movado Group, Inc.	8,427	207,304

Consumer Staples—4.9%

Food Products—4.3%
John B Sanfilippo & Son, Inc.	7,827	503,433

Nomad Foods Ltd.[1]	32,297	460,232

SunOpta, Inc.[1]	41,112	390,564

		1,354,229

Household Products—0.6%
Weatherford International plc[1]	47,456	211,654

Energy—5.1%

Energy Equipment & Services—1.7%
Patterson-UTI Energy, Inc.	14,586	282,093

Superior Energy Services, Inc.[1]	25,498	274,359

		556,452

Oil, Gas & Consumable Fuels—3.4%
Delek US Holdings, Inc.	21,444	559,903

	Shares	Value

Oil, Gas & Consumable Fuels (Continued)

Gran Tierra Energy, Inc.[1]	115,561	$272,724

SM Energy Co.	14,015	243,721

		1,076,348

Financials—38.6%

Capital Markets—4.2%
Ares Management LP2	15,981	295,649

Legg Mason, Inc.	12,015	480,720

Moelis & Co., Cl. A	13,506	552,395

		1,328,764

Commercial Banks—16.7%
Associated Banc-Corp.	6,711	160,728

BancorpSouth, Inc.	16,269	488,883

Chemical Financial Corp.	7,304	351,980

First Business Financial Services, Inc.	13,375	284,353

First Interstate BancSystem, Inc., Cl. A	11,379	415,902

Glacier Bancorp, Inc.	16,106	562,422

Great Western Bancorp, Inc.	12,950	505,180

Hanmi Financial Corp.	14,307	409,896

IBERIABANK Corp.	6,388	516,470

Midland States Bancorp, Inc.	13,828	439,177

Opus Bank	17,077	406,433

PacWest Bancorp	5,770	277,075

Umpqua Holdings Corp.	25,519	473,122

		5,291,621

Consumer Finance—2.5%
Navient Corp.	26,247	387,143

PRA Group, Inc.[1]	10,538	413,090

		800,233

Insurance—5.5%
Aspen Insurance Holdings Ltd.	6,441	314,321

CNO Financial Group, Inc.	27,542	630,161

Hanover Insurance Group, Inc. (The)	4,200	398,412

1          OPPENHEIMER SMALL CAP VALUE FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Shares	Value

Insurance (Continued)

MBIA, Inc.[1]	37,408	$380,439

		1,723,333

Real Estate Investment Trusts (REITs)—5.0%
DCT Industrial Trust, Inc.	4,459	251,220

DiamondRock Hospitality Co.	28,989	338,591

Healthcare Realty Trust, Inc.	8,037	267,632

QTS Realty Trust, Inc., Cl. A	6,010	321,355

Uniti Group, Inc.	15,701	401,946

		1,580,744

Real Estate Management & Development—0.9%
RE/MAX Holdings, Inc., Cl. A	5,063	294,413

Thrifts & Mortgage Finance—3.8%
Federal Agricultural Mortgage Corp., Cl. C	3,554	243,662

OceanFirst Financial Corp.	17,858	483,595

Radian Group, Inc.	27,940	486,715

		1,213,972

Health Care—5.1%

Health Care Equipment & Supplies—1.2%
Halyard Health, Inc.[1]	9,848	396,087

Health Care Providers & Services—1.1%
Almost Family, Inc.[1]	7,236	357,820

Pharmaceuticals—2.8%
Indivior plc[1]	109,508	554,773

Medicines Co. (The)[1]	8,422	323,826

		878,599

Industrials—10.6%

Aerospace & Defense—4.2%
Esterline Technologies Corp.[1]	5,121	494,177

National Presto Industries, Inc.	3,632	410,779

Orbital ATK, Inc.	4,184	427,521

		1,332,477

Building Products—2.3%
JELD-WEN Holding, Inc.[1]	12,441	406,199

	Shares	Value

Building Products (Continued)

Universal Forest Products, Inc.	3,779	$316,869

		723,068

Construction & Engineering—0.9%
Tutor Perini Corp.[1]	11,064	294,302

Industrial Conglomerates—0.8%
Raven Industries, Inc.	6,832	235,021

Machinery—1.2%
Federal Signal Corp.	10,898	201,613

Graham Corp.	9,105	182,191

		383,804

Marine—1.2%
Kirby Corp.[1]	6,345	386,410

Information Technology—11.7%

Communications Equipment—1.0%
NetScout Systems, Inc.[1]	9,292	320,574

Electronic Equipment, Instruments, & Components—5.6%
Belden, Inc.	6,900	496,386

Dolby Laboratories, Inc., Cl. A	6,237	322,765

Littelfuse, Inc.	1,057	190,450

Orbotech Ltd.[1]	6,509	230,809

SYNNEX Corp.	3,098	368,414

VeriFone Systems, Inc.[1]	8,148	158,968

		1,767,792

IT Services—2.5%
Blackhawk Network Holdings, Inc., Cl. A1	4,715	205,810

Science Applications International Corp.	4,041	284,527

Unisys Corp.[1]	24,368	311,910

		802,247

Semiconductors & Semiconductor Equipment—2.6%
First Solar, Inc.[1]	5,272	259,962

MKS Instruments, Inc.	3,792	317,201

Silicon Motion Technology Corp., ADR	5,673	233,217

		810,380

2          OPPENHEIMER SMALL CAP VALUE FUND

	Shares	Value

Materials—6.1%

Chemicals—1.0%
Huntsman Corp.	11,878	$316,192

Construction Materials—1.4%
Eagle Materials, Inc.	4,643	436,906

Containers & Packaging—1.0%
Owens-Illinois, Inc.[1]	13,760	328,864

Metals & Mining—1.0%
Commercial Metals Co.	17,554	326,505

Paper & Forest Products—1.7%
KapStone Paper & Packaging Corp.	11,803	269,817

Louisiana-Pacific Corp.[1]	10,250	257,377

		527,194

Telecommunication Services—0.7%

Diversified Telecommunication Services—0.7%
Consolidated Communications Holdings, Inc.	12,977	233,586

Utilities—3.5%

Electric Utilities—2.5%
ALLETE, Inc.	4,390	321,655

	Shares	Value

Electric Utilities (Continued)

El Paso Electric Co.	4,544	$235,834

Portland General Electric Co.	5,245	234,399

		791,888

Multi-Utilities—1.0%
NorthWestern Corp.	5,362	309,870

Total Common Stocks (Cost $28,150,944)		31,022,157

Investment Company—0.9%

Oppenheimer Institutional Government Money Market Fund, Cl. E, 0.94%[3,4] (Cost $273,008)	273,008	273,008

Total Investments,at Value (Cost $28,423,952)	98.7%	31,295,165

Net Other Assets (Liabilities)	1.3	402,989

Net Assets	100.0%	$31,698,154

Footnotes to Statement of Investments

1. Non-income producing security.

2. Security is a Master Limited Partnership.

3. Rate shown is the 7-day yield at period end.

4. Is or was an affiliate, as defined in the Investment Company Act of 1940, as amended, at or during the reporting period, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the reporting period in which the issuer was an affiliate are as follows:

	Shares April 30, 2017	Gross Additions	Gross Reductions	Shares July 31, 2017

Oppenheimer Institutional Government Money Market Fund, Cl. E	543,407	2,666,771	2,937,170	273,008

			Value	Income

Oppenheimer Institutional Government Money Market Fund, Cl. E			$273,008	$562

3          OPPENHEIMER SMALL CAP VALUE FUND

NOTES TO STATEMENT OF INVESTMENTS July 31, 2017 Unaudited

1. Organization

Oppenheimer Small Cap Value Fund (the “Fund”) is a diversified open-end management investment company registered under the Investment Company Act of 1940, (“1940 Act”), as amended. The Fund’s investment objective is to seek capital appreciation. The Fund’s investment adviser is OFI Global Asset Management, Inc. (“OFI Global” or the “Manager”), a wholly-owned subsidiary of OppenheimerFunds, Inc. (“OFI” or the “Sub- Adviser”). The Manager has entered into a sub-advisory agreement with OFI.

2. Significant Accounting Policies

Security Valuation. All investments in securities are recorded at their estimated fair value, as described in Note 3.

Foreign Currency Translation. The books and records of the Fund are maintained in U.S. dollars. Any foreign currency amounts are translated into U.S. dollars on the following basis:

(1) Value of investment securities, other assets and liabilities — at the exchange rates prevailing at Market Close as described in Note 3.

(2) Purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

3. Securities Valuation

The Fund calculates the net asset value of its shares as of 4:00 P.M. Eastern time, on each day the New York Stock Exchange (the “Exchange”) is open for trading, except in the case of a scheduled early closing of the Exchange, in which case the Fund will calculate net asset value of the shares as of the scheduled early closing time of the Exchange.

The Fund’s Board has adopted procedures for the valuation of the Fund’s securities and has delegated the day-to-day responsibility for valuation determinations under those procedures to the Manager. The Manager has established a Valuation Committee which is responsible for determining a fair valuation for any security for which market quotations are not readily available. The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.

Valuation Methods and Inputs

Securities are valued primarily using unadjusted quoted market prices, when available, as supplied by third party pricing services or broker-dealers.

The following methodologies are used to determine the market value or the fair value of the types of securities described below:

Equity securities traded on a securities exchange (including exchange-traded derivatives other than futures and futures options) are valued based on the official closing price on the principal exchange on which the security is traded, as identified by the Manager, prior to the time when the Fund’s assets are valued. If the official closing price is unavailable, the security is valued at the last sale price on the principal exchange on which it is traded, or if no sales

4          OPPENHEIMER SMALL CAP VALUE FUND

3. Securities Valuation (Continued)

occurred, the security is valued at the mean between the quoted bid and asked prices. Over-the-counter equity securities are valued at the last published sale price, or if no sales occurred, at the mean between the quoted bid and asked prices. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the time when the Fund’s assets are valued.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company’s net asset value per share.

Securities for which market quotations are not readily available or a significant event has occurred that would materially affect the value of the security, the security is fair valued either (i) by a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Valuation Committee and the Fund’s Board or (ii) as determined in good faith by the Manager’s Valuation Committee. The Valuation Committee considers all relevant facts that are reasonably available, through either public information or information available to the Manager, when determining the fair value of a security. Those standardized fair valuation methodologies include, but are not limited to, valuing securities at the last sale price or initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be further adjusted for any discounts related to security-specific resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

Classifications

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Various data inputs may be used in determining the value of each of the Fund’s investments as of the reporting period end.

These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

3) Level 3-significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset or liability).

The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The Fund classifies each of its investments in investment companies which are publicly

5          OPPENHEIMER SMALL CAP VALUE FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

3. Securities Valuation (Continued)

offered as Level 1. Investment companies that are not publicly offered, if any, are classified as Level 2 in the fair value hierarchy.

The table below categorizes amounts at period end based on valuation input level:

	Level 1— Unadjusted Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value
Assets Table
Investments, at Value:
Common Stocks
Consumer Discretionary	$3,630,808	$—	$—	$3,630,808
Consumer Staples	1,565,883	—	—	1,565,883
Energy	1,632,800	—	—	1,632,800
Financials	12,233,080	—	—	12,233,080
Health Care	1,077,733	554,773	—	1,632,506
Industrials	3,355,082	—	—	3,355,082
Information Technology	3,700,993	—	—	3,700,993
Materials	1,935,661	—	—	1,935,661
Telecommunication Services	233,586	—	—	233,586
Utilities	1,101,758	—	—	1,101,758
Investment Company	273,008	—	—	273,008

Total Assets	$30,740,392	$554,773	$—	$31,295,165

Forward currency exchange contracts and futures contracts, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

4. Investments and Risks

Investments in Affiliated Funds. The Fund is permitted to invest in other mutual funds advised by the Manager (“Affiliated Funds”). Affiliated Funds are open-end management investment companies registered under the 1940 Act, as amended. The Manager is the investment adviser of, and the Sub-Adviser provides investment and related advisory services to, the Affiliated Funds. When applicable, the Fund’s investments in Affiliated Funds are included in the Statement of Investments. Shares of Affiliated Funds are valued at their net asset value per share. As a shareholder, the Fund is subject to its proportional share of the Affiliated Funds’ expenses, including their management fee. The Manager will waive fees and/ or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investment in the Affiliated Funds.

Each of the Affiliated Funds in which the Fund invests has its own investment risks, and those risks can affect the value of the Fund’s investments and therefore the value of the Fund’s shares. To the extent that the Fund invests more of its assets in one Affiliated Fund than in another, the Fund will have greater exposure to the risks of that Affiliated Fund.

6          OPPENHEIMER SMALL CAP VALUE FUND

4. Investments and Risks (Continued)

Investments in Money Market Instruments. The Fund is permitted to invest its free cash balances in money market instruments to provide liquidity or for defensive purposes. The Fund may invest in money market instruments by investing in Class E shares of Oppenheimer Institutional Government Money Market Fund (“IGMMF”), which is an Affiliated Fund. IGMMF is regulated as a money market fund under the 1940 Act, as amended. The Fund may also invest in money market instruments directly or in other affiliated or unaffiliated money market funds.

Master Limited Partnerships (“MLPs”). MLPs issue common units that represent an equity ownership interest in a partnership and provide limited voting rights. MLP common units are registered with the Securities and Exchange Commission (“SEC”), and are freely tradable on securities exchanges such as the NYSE and the NASDAQ Stock Market (“NASDAQ”), or in the over-the-counter (“OTC”) market. An MLP consists of one or more general partners, who conduct the business, and one or more limited partners, who contribute capital. MLP common unit holders have a limited role in the partnership’s operations and management. The Fund, as a limited partner, normally would not be liable for the debts of the MLP beyond the amounts the Fund has contributed, but would not be shielded to the same extent that a shareholder of a corporation would be. In certain circumstances creditors of an MLP would have the right to seek return of capital distributed to a limited partner. This right of an MLP’s creditors would continue after the Fund sold its investment in the MLP.

Equity Security Risk. Stocks and other equity securities fluctuate in price. The value of the Fund’s portfolio may be affected by changes in the equity markets generally. Equity markets may experience significant short-term volatility and may fall sharply at times. Different markets may behave differently from each other and U.S. equity markets may move in the opposite direction from one or more foreign stock markets. Adverse events in any part of the equity or fixed-income markets may have unexpected negative effects on other market segments.

The prices of individual equity securities generally do not all move in the same direction at the same time and a variety of factors can affect the price of a particular company’s securities. These factors may include, but are not limited to, poor earnings reports, a loss of customers, litigation against the company, general unfavorable performance of the company’s sector or industry, or changes in government regulations affecting the company or its industry.

5. Market Risk Factors

The Fund’s investments in securities and/or financial derivatives may expose the Fund to various market risk factors:

Commodity Risk. Commodity risk relates to the change in value of commodities or commodity indexes as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

Credit Risk. Credit risk relates to the ability of the issuer of debt to meet interest and

7          OPPENHEIMER SMALL CAP VALUE FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

5. Market Risk Factors (Continued)

principal payments, or both, as they come due. In general, lower-grade, higher-yield debt securities are subject to credit risk to a greater extent than lower-yield, higher-quality securities.

Equity Risk. Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Foreign Exchange Rate Risk. Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.

Interest Rate Risk. Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

Volatility Risk. Volatility risk refers to the magnitude of the movement, but not the direction of the movement, in a financial instrument’s price over a defined time period. Large increases or decreases in a financial instrument’s price over a relative time period typically indicate greater volatility risk, while small increases or decreases in its price typically indicate lower volatility risk.

6. Federal Taxes

The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes at period end are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities	$28,511,544

Gross unrealized appreciation	$3,579,436
Gross unrealized depreciation	(795,815)

Net unrealized appreciation	$2,783,621

8          OPPENHEIMER SMALL CAP VALUE FUND

Item 2. Controls and Procedures.

(a)	Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 7/31/2017, the registrant’s principal executive officer and principal financial officer found the registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b)	There have been no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Exhibits attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Small Cap Value Fund

By:	/s/ Arthur P. Steinmetz
Arthur P. Steinmetz
Principal Executive Officer
Date:	9/12/2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Arthur P. Steinmetz
Arthur P. Steinmetz
Principal Executive Officer
Date:	9/12/2017

By:	/s/ Brian S. Petersen
Brian S. Petersen
Principal Financial Officer
Date:	9/12/2017